Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Effective tax rate	13.30%		48.40%	2.20%	43.60%
Federal research credit	$ 120	$ 350		$ 580
Income tax expense reduction				$ 1,300